Other income	6 Months Ended
Dec. 31, 2025
Other Income
Other income
5.	Other income

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Government grant	19,241	24,742	6,602
Interest income	4,566	5,872	54,344
Service income	101,687	130,759	-
Waiver on acquisition of subsidiary	1,510,615	1,942,500	-
Other income	1,064,603	1,368,972	296,701
	2,700,712	3,472,845	357,647

Other income pertains to the reversal of long-outstanding payables which are no longer considered due. The reversal was made after management confirmed that no obligation remains, as no claims or demands have been received from the creditors.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025